Loans and Allowance for Credit Losses - Summary of Aging of Past Due Originated and ANCI Loans by Portfolio Segment and Class of Receivable (Detail) - USD ($) $ in Thousands	Jun. 30, 2017	Dec. 31, 2016	Dec. 31, 2015
Commercial Real Estate | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	$ 1,100
Commercial Real Estate | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	311
Commercial Real Estate | Income Producing | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	1,100
Consumer | Residential Real Estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	169,370	$ 189,003	$ 240,564
Consumer | Residential Real Estate | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	3,027	4,070	3,957
Consumer | Residential Real Estate | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	1,426	1,939	2,561
Consumer | Residential Real Estate | 0-29 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	155,187	171,457	218,317
Consumer | Other
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	1,788	2,122	3,013
Consumer | Other | 30-59 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	123	134	127
Consumer | Other | 60-89 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	4	25	59
Consumer | Other | 0-29 DPD
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	1,619	$ 1,871	2,583
Originated Loans | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	1,376		13,872
Originated Loans | 30-59 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	93		3,503
Originated Loans | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	181		488
Originated Loans | 60-89 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	12
Originated Loans | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	51		378
Originated Loans | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	14,485		1,265
Originated Loans | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	86,789		50,470
Originated Loans | Commercial and Industrial | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			12,947
Originated Loans | Commercial and Industrial | 30-59 DPD | Accruing Loans [Member] | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			12,947
Originated Loans | Commercial and Industrial | 30-59 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			3,503
Originated Loans | Commercial and Industrial | 30-59 DPD | Nonaccruing Loans [Member] | Energy Sector
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			3,503
Originated Loans | Commercial and Industrial | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			300
Originated Loans | Commercial and Industrial | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member] | Healthcare
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			300
Originated Loans | Commercial and Industrial | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	13,406		1,012
Originated Loans | Commercial and Industrial | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member] | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	6,839		1,012
Originated Loans | Commercial and Industrial | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member] | Energy Sector
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	6,567
Originated Loans | Commercial and Industrial | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	86,655		50,459
Originated Loans | Commercial and Industrial | 0-29 DPD | Nonaccruing Loans [Member] | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	193		6,203
Originated Loans | Commercial and Industrial | 0-29 DPD | Nonaccruing Loans [Member] | Energy Sector
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	86,462		44,256
Originated Loans | Commercial Real Estate | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			8
Originated Loans | Commercial Real Estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			66
Originated Loans | Commercial Real Estate | Income Producing | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	19
Originated Loans | Commercial Real Estate | Income Producing | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			66
Originated Loans | Commercial Real Estate | Land and Development | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			8
Originated Loans | Consumer | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	1,195		692
Originated Loans | Consumer | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	139		443
Originated Loans | Consumer | 60-89 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	7
Originated Loans | Consumer | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	51		78
Originated Loans | Consumer | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	1,005		108
Originated Loans | Consumer | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	69
Originated Loans | Consumer | Residential Real Estate | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	703		598
Originated Loans | Consumer | Residential Real Estate | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	115		423
Originated Loans | Consumer | Residential Real Estate | 60-89 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	7
Originated Loans | Consumer | Residential Real Estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	51		67
Originated Loans | Consumer | Residential Real Estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	1,005		108
Originated Loans | Consumer | Residential Real Estate | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	69
Originated Loans | Consumer | Other | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	492		94
Originated Loans | Consumer | Other | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	24		20
Originated Loans | Consumer | Other | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			11
Originated Loans | Small Business Lending | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	162		225
Originated Loans | Small Business Lending | 30-59 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	93
Originated Loans | Small Business Lending | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	42		45
Originated Loans | Small Business Lending | 60-89 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	5
Originated Loans | Small Business Lending | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	74		79
Originated Loans | Small Business Lending | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	65		11
ANCI Loans | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			1,282
ANCI Loans | 30-59 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			420
ANCI Loans | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			758
ANCI Loans | 60-89 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			160
ANCI Loans | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			1,068
ANCI Loans | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			1,839
ANCI Loans | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			1,112
ANCI Loans | Commercial and Industrial | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			70
ANCI Loans | Commercial and Industrial | 30-59 DPD | Accruing Loans [Member] | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			47
ANCI Loans | Commercial and Industrial | 30-59 DPD | Accruing Loans [Member] | Healthcare
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			23
ANCI Loans | Commercial and Industrial | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			33
ANCI Loans | Commercial and Industrial | 60-89 DPD | Accruing Loans [Member] | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			33
ANCI Loans | Commercial and Industrial | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			50
ANCI Loans | Commercial and Industrial | 0-29 DPD | Nonaccruing Loans [Member] | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			50
ANCI Loans | Commercial Real Estate | Land and Development | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			148
ANCI Loans | Consumer | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			1,099
ANCI Loans | Consumer | 30-59 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			420
ANCI Loans | Consumer | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			308
ANCI Loans | Consumer | 60-89 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			90
ANCI Loans | Consumer | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			920
ANCI Loans | Consumer | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			1,688
ANCI Loans | Consumer | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			539
ANCI Loans | Consumer | Residential Real Estate | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			1,079
ANCI Loans | Consumer | Residential Real Estate | 30-59 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			411
ANCI Loans | Consumer | Residential Real Estate | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			307
ANCI Loans | Consumer | Residential Real Estate | 60-89 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			90
ANCI Loans | Consumer | Residential Real Estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			919
ANCI Loans | Consumer | Residential Real Estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			1,688
ANCI Loans | Consumer | Residential Real Estate | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			539
ANCI Loans | Consumer | Other | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			20
ANCI Loans | Consumer | Other | 30-59 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			9
ANCI Loans | Consumer | Other | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			1
ANCI Loans | Consumer | Other | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			1
ANCI Loans | Small Business Lending | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			113
ANCI Loans | Small Business Lending | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			417
ANCI Loans | Small Business Lending | 60-89 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			70
ANCI Loans | Small Business Lending | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			151
ANCI Loans | Small Business Lending | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due			$ 523
ANCI Loans | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	316
ANCI Loans | 30-59 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	148
ANCI Loans | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	2,277
ANCI Loans | 60-89 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	606
ANCI Loans | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	245
ANCI Loans | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	1,308
ANCI Loans | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	1,298
ANCI Loans | Commercial and Industrial | 30-59 DPD | Nonaccruing Loans [Member] | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	64
ANCI Loans | Commercial and Industrial | 60-89 DPD | Accruing Loans [Member] | General C&I
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	365
ANCI Loans | Commercial Real Estate | Land and Development | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	311
ANCI Loans | Consumer | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	294
ANCI Loans | Consumer | 30-59 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	27
ANCI Loans | Consumer | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	812
ANCI Loans | Consumer | 60-89 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	606
ANCI Loans | Consumer | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	215
ANCI Loans | Consumer | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	938
ANCI Loans | Consumer | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	864
ANCI Loans | Consumer | Residential Real Estate | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	293
ANCI Loans | Consumer | Residential Real Estate | 30-59 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	27
ANCI Loans | Consumer | Residential Real Estate | 60-89 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	812
ANCI Loans | Consumer | Residential Real Estate | 60-89 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	606
ANCI Loans | Consumer | Residential Real Estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	215
ANCI Loans | Consumer | Residential Real Estate | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	938
ANCI Loans | Consumer | Residential Real Estate | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	864
ANCI Loans | Consumer | Other | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	1
ANCI Loans | Small Business Lending | 30-59 DPD | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	22
ANCI Loans | Small Business Lending | 30-59 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	57
ANCI Loans | Small Business Lending | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Accruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	30
ANCI Loans | Small Business Lending | Financing Receivables, Equal to Greater than 90 Days Past Due [Member] | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	370
ANCI Loans | Small Business Lending | 0-29 DPD | Nonaccruing Loans [Member]
Financing Receivable, Recorded Investment, Past Due [Line Items]
Loans Past Due	$ 123